Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Jul. 31, 2017
Net loss		$ 2,912,333	$ (1,212,917)	$ 1,449,762	$ (3,992,426)	$ (10,548,037)	$ (2,644,446)
Accumulated deficit		(16,863,803)		(16,863,803)		(18,019,260)	(7,891,999)
Working capital deficit						10,778,398
Cash, cash equivalents, and restricted cash		5,569,783		5,569,783		4,820,870	3,370,066
Allowance for doubtfull accounts						0	14,189
Amortization expense of intangible assets		942		1,884	1,884	$ 3,768	3,768
Description for general adverting fund						Company-owned and franchised restaurants are required to contribute at least 1%, but not more than 2%, of their gross revenue to the Company's general advertising fund.
Deferred income				24,500		$ 31,250	17,968
Deferred franchise fees		16,188	$ 7,813	24,500	15,625		168,516
Advertising fund fees				70,355	$ 55,294	120,840	127,584
Marketing and advertising costs						1,888,886	813,866
Deferred Tax Assets, Net of Valuation Allowance						5,761,044	1,136,525
Net operating loss carry-forwards						5,733,118	1,199,902
Uncertain tax position, benefits
Recognized assets, operating leases		36,683,487		36,683,487		39,736,532	$ 45,420,680
Recognized liabilities, operating leases		$ 38,057,943		$ 38,057,943		$ 41,295,553
ASC Topic 842 [Member]
Recognized assets, operating leases								$ 3,832,779
Recognized liabilities, operating leases								$ 3,832,286
Seenu G. Kasturi [Member]
Net operating loss carry-forwards									$ 120,000
Number of shares purchased	2,647,144
Common stock, outstanding percentage	38.40%
Operating Loss Carryforwards, Limitations on Use	Seenu G. Kasturi, who on December 31, 2020 served as the Company's Chief Executive Officer and Chairman of its board of directors, purchased 2,647,144 shares of the Company's common stock, which represented approximately 38.4% of the outstanding shares of the Company's common stock on that date, from William D. Leopold. This transaction has been deemed to have resulted in a change in ownership of the Company pursuant to Internal Revenue Code Section 382. As a result, the Company can utilize up to $120,000 of pre-ownership change net operating loss carryforwards each year.